Royalties - Summary of Royalties (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Times	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (112,400,000)	$ (105,000,000.0)	$ (73,700,000)
Range 1 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.00%
Range 2 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.50%
Range 3 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	4.10%
Range 4 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Top of range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,299.99
Top of range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,449.99
Top of range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	2,299.99
Bottom of range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	0
Bottom of range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,300
Bottom of range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	1,450
Bottom of range | Range 4
Disclosure of information about royalty arrangements [line items]
Average gold price	2,300
South Africa
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (2,600,000)	$ (2,000,000.0)	$ (1,600,000)
Royalty rates	0.50%	0.50%	0.50%
Gold refining percentage	99.50%
Number of times gross revenue | Times	12.5
Additional percentage	0.50%
South Africa | Top of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Foreign
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (109,800,000)	$ (103,000,000.0)	$ (72,100,000)
Australia
Disclosure of information about royalty arrangements [line items]
Royalty rates	2.50%	2.50%	2.50%
Ghana
Disclosure of information about royalty arrangements [line items]
Royalty rates	4.10%	4.10%	3.50%
Peru
Disclosure of information about royalty arrangements [line items]
Royalty rates	4.40%	3.90%	3.60%
Peru | Top of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	12.00%
Peru | Bottom of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	1.00%